Commitments and Contingencies (Details Narrative)		4 Months Ended	6 Months Ended
	Jul. 06, 2018 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jul. 06, 2018 CNY (¥)	Jul. 02, 2018	Mar. 16, 2018 USD ($)
Payment to capital expenditure			$ 15,400,000
Future minimum capital expenditure commitment			17,843,360
Maximum [Member]
Ownership percentage						20.00%
Subsequent Event [Member]
Future minimum capital expenditure commitment		$ 15,375,187
Dogness Intelligence Technology Co Ltd [Member]
Capital	$ 12,200,000
Ownership percentage	58.00%				58.00%
Dogness Intelligence Technology Co Ltd [Member] | RMB [Member]
Capital | ¥					¥ 80,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Capital	$ 7,100,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member]
Capital	$ 46,400,000
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
Capital			200,000	$ 6,300,000			$ 9,200,000
Future minimum capital expenditure commitment			12,248
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | December 30, 2025 [Member]
Capital			2,600,000
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | Subsequent Event [Member]
Capital		100,000
Future minimum capital expenditure commitment
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | RMB [Member]
Capital			1,300,000	40,900,000			$ 60,000,000
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | RMB [Member] | December 30, 2025 [Member]
Capital			17,300,000
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | RMB [Member] | Subsequent Event [Member]
Capital		500,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Capital			2,400,000	6,000,000
Future minimum capital expenditure commitment			17,676,225
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Minimum [Member]
Capital			7,600,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Maximum [Member]
Capital			8,400,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Subsequent Event [Member]
Future minimum capital expenditure commitment		15,220,300
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member]
Capital			16,000,000	39,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member] | Minimum [Member]
Capital			50,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member] | Maximum [Member]
Capital			55,000,000
Dogness Network Technology Co Ltd [Member]
Capital			300,000	900,000
Ownership percentage	10.00%				10.00%
Capital contribution	$ 1,200,000
Dogness Network Technology Co Ltd [Member] | RMB [Member]
Capital			$ 2,000,000	$ 6,000,000
Capital contribution	$ 8,000,000
Meijia and Dongguan Jiasheng [Member] | Subsequent Event [Member]
Payment to capital expenditure		2,400,000
Meijia and Dongguan Jiasheng [Member] | RMB [Member] | Subsequent Event [Member]
Payment to capital expenditure		$ 16,100,000